Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and other receivables	24. Trade and other receivables

Accounting policy
Trade and other receivables, excluding trade receivables for PGM and zinc concentrate sales, prepayments and value added tax, are non-derivative financial assets categorised as financial assets measured at amortised cost.
The above non-derivative financial assets are initially recognised at fair value and subsequently carried at amortised cost less allowance for impairment. Estimates made for impairment are based on a review of all outstanding amounts at year end in line with the impairment policy described in note 36. Irrecoverable amounts are written off during the period in which they are identified based on the write-off policy included in note 36.
In addition to other types of PGM sales, trade receivables include actual invoiced sales of PGM concentrate, as well as sales not yet invoiced for which deliveries have been made and the control has transferred. This is similar for sales of zinc concentrate also included in trade receivables. The PGM and zinc concentrate receivables are financial assets measured at fair value through profit or loss, as the solely payments of principle and interest criteria is not met. The receivable amount calculated for the PGM and zinc concentrate delivered but not yet invoiced is recorded at the fair value of the consideration receivable at the date of delivery. At each subsequent reporting date the receivable is remeasured to reflect the fair value movements in the pricing mechanism which are recognised in revenue. Foreign exchange movements on foreign currency denominated receivables are recognised as a foreign exchange gain or loss in profit or loss subsequent to the recognition of a sale.

Figures in million – SA rand	2024	2023	2022
Trade receivables — gold operations	56	—	—
Trade receivables — PGM operations	2,099	5,353	4,304
PGM sales concentrate	965	3,407	3,564
PGM sales other	1,134	1,946	740
Trade receivables — zinc concentrate sales	356	108	—
Trade receivables — Sandouville metals sales	122	261	135
Trade receivables — e-scrap recycling	249	—	—
Other trade and non-trade receivables[1]	783	947	1,389
Payroll debtors	192	273	361
Interest receivable	42	90	90
Financial assets	3,899	7,032	6,279
Prepayments[2]	793	1,219	433
Value added tax	1,030	649	788
Total trade and other receivables	5,722	8,900	7,500
1These receivables arise from the Group's non-core activities such as services rendered by service entities to third parties, scrap metal and diesel sales, recovery of water and electricity and other miscellaneous items, and therefore do not include the Group's proceeds from the sale of products
2Prepayments include prepayments of DRDGOLD made towards capital projects amounting to R113 million at 31 December 2024 (2023: R610 million)
Fair value of trade and other receivables
The fair value of trade receivables for PGM concentrate sales are determined based on ruling market prices, volatilities and interest rates, and constitutes level 2 on the fair value hierarchy (see note 36.1).
The fair value of trade and other receivables measured at amortised cost approximate the carrying value due to the short maturity.
Credit risk
The Group is exposed to credit risk on the total carrying value of trade and other receivables (see note 36.2).
Trade receivables measured at amortised cost are reviewed on a regular basis and an allowance for impairment is raised when they are not considered recoverable based on an expected credit loss assessment. The Group transacts exclusively with a limited number of large international institutions and other organisations with strong credit ratings and the negligible historical level of customer default. Trade receivables, including trade receivables from metal sales such as chrome, silver, cobalt, zinc and copper, are currently in a sound financial position and no impairment allowance has been recognised.
The table below summarises the impairment allowance raised on other non-trade receivables that are considered to be impaired:

Figures in million – SA rand	2024	2023	2022
Balance at beginning of the year	101	214	201
Impairment allowance recognised in profit or loss for the year	161	21	28
Financial assets written off	(6)	(132)	—
Impaired financial assets recovered during the year	(3)	(2)	(15)
Balance at end of the year[1]	253	101	214
1The impairment allowance mainly relates to payroll receivables, property rentals and certain supplier loans. During 2024, an impairment allowance related to a receivable balance from Blue Ridge Platinum Proprietary Limited (Blue Ridge) was recognised amounting to R118 million. The remaining impairment allowance recognised for 2024 also relates to non-core activity receivables of the Group
Commodity price risk
The Group is exposed to commodity price risk on PGM concentrate receivables that are still subject to provisional pricing adjustments after the reporting date. A change in the 4E basket price of one percent would impact revenue and the related PGM concentrate receivables by R8 million.
Foreign currency sensitivity
Certain of the Group’s components with SA rand as their functional currency have trade and other receivables which are settled in
US dollars. The balances are sensitive to changes in the rand/US dollar exchange rate. A one percentage point change in the SA rand closing exchange rate of R18.76/US$ would have impacted profit/loss before tax by R12 million.